HOMES 2025-NQM5 TRUST ABS-15G

Exhibit 99.5 - Schedule 2

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
1134651	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/06/2025	Resolved	FCRE6763	Credit	Income documentation does not meet guidelines	B2 receives $XXX monthly in alimony. The divorce decree is in file; however, it does not verify the amount of alimony received and for how long it will be received. Lender to provide documentation to verify B2 receives $XXX in alimony. Guideline section XXX Alimony/Child Support	Loan qualifies without alimony, DTI is XXX%.	06/25/2025	; Document Uploaded. ; If looking to remove the $XXX/mo in Alimony income vs. providing the documentation, please provide an updated ULAW reflecting the removal of the income and the revised DTI. Thank you.;	06/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134651	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/06/2025	Rescinded	FCRE8728	Credit	Missing Payment History	The final 1003 reflects B2 pays monthly rent of $XXX; however, documentation is not in file to verify the most recent XXX months payment history. Lender to provide the most recent XXX months rental payment history for B2.	Rental agreement and ledger (XXX month payment history) from lender are included in file. OK to accept for VOR. XXX has been established. LTV is XXX. XXX FICO.	06/25/2025	Rental payment history and lease extension for B2 in file on pages XXX and XXX. Condition Rescinded.	06/25/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134651	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	06/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134651	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	06/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134645	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	06/26/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134645	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	06/26/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134646	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	06/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134646	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	06/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134644	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	06/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134644	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/26/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	06/26/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134839	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% The maximum LTV/CLTV allowed for XXX without rent payments or history is XXX%. There is an approved exception in file to allow the LTV/CLTV up to XXX% and DTI up to XXX%; however, there are no compensating factors noted.	Client provided attached document in response.	07/17/2025	Approved exception by XXX in file to allow FTHB to XXX% with XXX% DTI - match other lenders - Due to declining value, LTV lowered to XXX%. Ok per XXX LTV/CLTV up to XXX% and DTI up to XXX%. Comp factors XXX FICO, XXX yrs reserves, XXX same employer, subject C3 well maintained.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134839	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The maximum LTV/CLTV allowed for XXX without rent payments or history is XXX%. There is an approved exception in file to allow the LTV/CLTV up to XXX% and DTI up to XXX%; however, there are no compensating factors noted.	Client provided attached document in response.	07/17/2025	Approved exception by XXX in file to allow FTHB to XXX% with XXX% DTI - match other lenders - Due to declining value, LTV lowered to XXX%. Ok per XXX LTV/CLTV up to XXX% and DTI up to XXX%. Comp factors XXX FICO, XXX yrs reserves, XXX same employer, subject C3 well maintained.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134839	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% The maximum LTV/CLTV allowed for XXX without rent payments or history is XXX%. There is an approved exception in file to allow the LTV/CLTV up to XXX% and DTI up to XXX%; however, there are no compensating factors noted.	Client provided attached document in response.	07/17/2025	Approved exception by XXX in file to allow FTHB to XXX% with XXX% DTI - match other lenders - Due to declining value, LTV lowered to XXX%. Ok per XXX LTV/CLTV up to XXX% and DTI up to XXX%. Comp factors XXX FICO, XXX yrs reserves, XXX same employer, subject C3 well maintained.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134839	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirement This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	06/27/2025	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134839	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	06/27/2025	Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134837	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Acknowledged	FCRE6696	Credit	Employment Self-Employed Less Than XXX Years at Origination	The borrower began self-employment XXX, which is less than XXX years. An approved exception is in file to allow less than XXX year self-employment history with compensating factors of high FICO and low DTI.	XXX uploaded ULAW	07/18/2025	The borrower began self-employment XXX, which is less than XXX years. An approved exception is in file to allow less than XXX year self-employment history with compensating factors of high FICO and low DTI.; Document Uploaded.	07/18/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134837	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	06/27/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134837	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	06/27/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134654	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	06/27/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134654	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	06/27/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134654	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	06/27/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134838	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. A letter from the borrower states he is living rent free. Provide a signed letter from the owner of XXX stating the borrower has lived there for XXX years rent free. GL XXX	XXX Response: XXX Lending guidelines do not require a rent free letter, the 1003 merely needs to state as such.	07/18/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134838	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	Provide the Bank Statement Income Calculator GL XXX	XXX Response: Uploading bank statement calc. UW used a much more conservative figure.	07/18/2025	Bank statement income calculator provided.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134838	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% The maximum HCLTV for a FTHB without housing history is XXX%. A lender exception in the file approves a HCLTV of XXX%, but the HCLTV is XXX%.	XXX Response: Uploading updated ULAW with comp factors	07/18/2025	Lender exception approval provided - XXX approved XXX% LTV FTHB no prior history rate sheet pricing, Ok per XXX for XXX% CLTV, Comp factors XXX FICO, XXX% DTI, subject C1, XXX yrs S/E.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134838	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The maximum CLTV for a FTHB without housing history is XXX%. A lender exception in the file approves a CLTV of XXX%, but the CLTV is XXX%.	XXX Response: Uploading updated ULAW with comp factors	07/18/2025	Lender exception approval provided - XXX approved XXX% LTV FTHB no prior history rate sheet pricing, Ok per XXX for XXX% CLTV, Comp factors XXX FICO, XXX% DTI, subject C1, XXX yrs S/E.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134838	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% The maximum LTV for a FTHB without housing history is XXX%. A lender exception in the file approves a LTV of XXX%, but the LTV is XXX%.	XXX Response: Uploading updated ULAW with comp factors	07/18/2025	Lender exception approval provided - XXX approved XXX% LTV FTHB no prior history rate sheet pricing, Ok per XXX for XXX% CLTV, Comp factors XXX FICO, XXX% DTI, subject C1, XXX yrs S/E.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134838	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation Required : missing proof that the borrower received a copy of their initial CD on or before XXX as consummation is on XXX. The initial CD in file is dated XXX.	Client provided attached document in response.	07/02/2025	Waiver of right to receive ICD at least XXX days before consummation provided; Exception resolved; Waiver of right to receive XXX at least XXX days before consummation provided; Exception resolved; Document Uploaded. ; Document Uploaded.	07/02/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134838	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	07/02/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134838	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	06/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134727	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The $XXX EMD funds were wired to escrow on XXX from XXX #XXX. Provide a certified escrow deposit receipt.	XXX uploaded EMD document	07/18/2025	Asset Qualification Meets Guideline Requirements; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134727	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Please check the selling agent, buyers agent and settlement agent with exclusionary lists.	XXX Uploaded Document	07/01/2025	All Interested Parties Checked against Exclusionary Lists; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134727	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FCRE6737	Credit	Missing Letter of Explanation (Income)	Provide a signed LOE on the name of their business, how it is set up (Inc ., LLC, etc), what their business does and number of employees.	XXX uploaded LOE	07/18/2025	XXX provided LOE for business entity.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134727	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/26/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	06/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134727	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	06/27/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134648	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Resolved	FCRE1157	Credit	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy The final HUD-1 Settlement Statement reflects a hazard insurance premium; however, the declaration page is not in file. Lender to provide the Hazard Insurance Policy for the subject property.	Lender provided attached documentation.	07/01/2025	Hazard Insurance Policy is fully present; Document Uploaded.	07/01/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134648	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. An appraisal is in file for the subject property; however, there is no UCDP or desk review in file.	Lender provided attached documentation.	07/01/2025	Third party valuation product provided within tolerance.; Document Uploaded.	07/01/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134648	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Rescinded	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage The subject property is using market rent to qualify; however, the hazard insurance declarations page is not in file to verify the rental coverage. Lender to provide the Hazard Insurance declarations page.			per credit memo - rent loss insurance is not required if LTV is less than XXX%. ; Rent Loss Coverage Present	06/30/2025		D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134648	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	06/30/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134726	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/30/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Lender to provide taxes, insurance and HOA documents for XXX. The file only contains a copy of the Note to verify P&I.	XXX updated REO documents.	07/18/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134726	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	06/30/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134726	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	06/30/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134725	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The check for $XXX XXX is in the file. Provide a certified escrow deposit receipt.	Client provided attached document in response.	07/18/2025	Asset Qualification Meets Guideline Requirements. Received copy of acknowledgement of receipt of monies showing the EMD amount was received. Resolved.; Document Uploaded.	07/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134725	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134725	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134653	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	06/30/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134653	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	06/30/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134653	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	06/30/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134728	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing CPA letter in file only verifies business assets are ok to use for closing. Lender to provide CPA letter that verifies the borrower's business and XXX% expense ratio.	Client provided attached document in response.	07/18/2025	Borrower 1 CPA Letter Provided. Received copy of the CPA letter confirming the XXX% expense ratio. Resolved.; Document Uploaded.	07/18/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134728	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	07/01/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134728	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/01/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134652	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	07/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134652	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	07/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134652	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	07/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134840	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The appraisals shows the subject was listed for sale within the last XXX months. The listing was removed XXX. If the subject property has been listed for sale in the last XXX (XXX) months from the date of funding, the transaction is ineligible. The period for measurement is from the last day listed to the date of application submission. GL XXX	Client provided attached document in response.	07/18/2025	Received an updated ULAW - Ok per XXX for this property being listed for sale in last XXX months. Comp factors XXX% DTI, XXX% LTV, significant reserves with cash out, subject C3 condition. .; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1134840	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	07/01/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1134840	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	07/01/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1134501	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/30/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Please check XXX with Exclusionary lists.	XXX uploaded document.	07/14/2025	All Interested Parties Checked against Exclusionary Lists; Document Uploaded.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1134501	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/30/2025	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The appraise states the subject has deferred maintenance. Provide a detailed description with the cost to cure to determine the nature of the repairs. GL's XXX & XXX
															XXX uploaded document.	07/22/2025	Lender exception approval provided - Ok per XXX to accept appraisal as-is since the appraisers deferred maintenance comments are tied to normal wear and tear and still notes subject to be in average/good C3 condition with no specific items called out, comp factors, XXX FICO, XXX DSCR, XXX% LTV, significant reserves after closing.; Document Uploaded.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1134501	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1134776	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2025	Acknowledged	FCRE3599	Credit	Borrower owns more financed properties than allowed per guidelines	The file contains an approved exception to allow the borrower to have XXX financed properties noted on the application, with the borrower actually owning XXX properties. Compensating factors include high FICO of XXX and low LTV. Guideline section XXX Number of Loans to One Borrower			The file contains an approved exception to allow the borrower to have XXX financed properties noted on the application, with the borrower actually owning XXX+ properties. Compensating factors include high FICO of XXX and low LTV. Guideline section XXX Number of Loans to One Borrower	07/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134776	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134776	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/01/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/01/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134730	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	FCRE3605	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: A bank statement in file verifies the payment of the XXX Deposit; however, the XXX Deposit receipt is not in file. Lender to provide the XXX Deposit receipt for $XXX from the borrower.
															Client provided attached document in response.	07/18/2025	Received EMD receipt. Resolved; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134730	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with Estimated escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	07/02/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134730	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/02/2025	Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134731	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	FCRE1964	Credit	Missing income documentation	A Letter from the CPA verifies the borrower files a schedule C. Provide their license verification from municipal, state or federal licensing boards or proof of their business existence.	Client provided attached document in response.	07/18/2025	Received copy of business search with confirmation of business existence. Sufficient - resolved. ; Document Uploaded.	07/21/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134731	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	07/02/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134731	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	07/02/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134729	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	07/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134729	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	07/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134729	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	07/02/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134836	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Acknowledged	FCRE1200	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX The Minimum loan amount is $XXX	XXX Response: Uploading updated ULAW with comp factors.	07/18/2025	I will approve with a XXX fee to the borrower. XXX Underwriter Team Lead, high fico, dscr XXX+.. Ok per XXX for $XXX loan amount, comp factors, XXX FICO, XXX DSCR. . ; Document Uploaded.	07/21/2025	Qualifying FICO is Greater than the Guideline Minimum	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134836	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The Subject existing Mortgage secures XXX properties. All XXX properties must be paid off to release the mortgage. Provide the signed HUD for XXX	XXX Response: Uploading payoff demand showing where each property has been separated out for individual payoffs and final title showing the lien has been released.	07/18/2025	Property Title Issue Resolved. Received copy of the payoff demand showing the properties were separated with a copy of the final title policy.; Document Uploaded.	07/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134836	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134836	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134835	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The existing mortgage to be paid with the proceeds covers XXX properties. All XXX properties must be paid off to release the mortgage. Provide the signed HUD for XXX to document all properties have been released.	XXX Response: Uploading payoff demand showing where each property has been separated out for individual payoffs and final title showing the lien has been released.	07/18/2025	Property Title Issue Resolved. received copy of the payoff demand showing the properties were separated with a copy of the final title policy.; Document Uploaded.	07/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134835	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The VOM for the subject is a blanket mortgage which includes XXX properties. The subject is not listed on the VOM. Provide a copy of the Note to verify the subject is one of the XXX properties. GL XXX	XXX Response: Uploading Note showing subject address.	07/18/2025	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present. Received a copy of the note showing all properties. Confirmed sufficient. Resolved.; Document Uploaded.	07/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134835	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Acknowledged	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. The Underwriting Loan Approval Worksheet shows the loan amount as $XXX. Provide the Underwriting Loan Approval Worksheet with loan amount $XXX			Acknowledged as 2/B grading per client	07/11/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134835	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Acknowledged	FCRE5123	Credit	Missing Business Entity Formation Document	The borrower is an entity. Provide the Operating agreement/Bylaws and amendments, and certificate of formation/ Articles of Organization and all amendments. The documents must provide evidence the guarantor has majority ownership interest in the entity. A Unanimous Written Consent / Board Resolution may be required
														based on the terms of the Operating Agreement or Bylaws even where ownership is held by one individual. GL's XXX			Acknowledged as 2/B grading per client	07/11/2025	Qualifying FICO is Greater than the Guideline Minimum	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134835	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCRE1161	Credit	Flood Certificate Missing	Missing Flood Certificate Provide a Life of Loan Flood Cert	Client provided attached document in response.	07/07/2025	Flood Certificate is fully present; Document Uploaded.	07/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134835	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134835	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/03/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134733	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2025	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Please check XXX with Exclusionary lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded.	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134733	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134733	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/07/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134641	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134641	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134641	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134649	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/10/2025	Qualifying DTI below max allowed. - Resolving per XXX. Borrower has stable job time - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134649	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/10/2025	Qualifying DTI below max allowed. - Resolving per XXX. Borrower has stable job time - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134649	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/10/2025	Qualifying DTI below max allowed. - Resolving per XXX. Borrower has stable job time - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134500	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A Letter from XXX, property management, states the $XXX EMD came from the surplus in an escrow account for property located at XXX. Please provide the property report to show borrower is the owner of the property. GL XXX & XXX	Uploading XXX showing borrower owns XXX	07/24/2025	Asset Qualification Meets Guideline Requirements	07/25/2025		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134500	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/10/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134500	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/10/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134643	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/10/2025	Borrower has stable job time - Resolving per XXX. Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX. Qualifying DTI below max allowed. - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134643	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/10/2025	Borrower has stable job time - Resolving per XXX. Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX. Qualifying DTI below max allowed. - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134643	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/10/2025	Borrower has stable job time - Resolving per XXX. Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX. Qualifying DTI below max allowed. - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134503	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The borrower is concurrently purchasing additional REO located at XXX, provide an LE/settlement statement showing the funds needed for closing to ensure funds are sufficient.
															The other transaction is still pending but per the contract, the borrower will need $XXX plus closing costs. If it is similar to our loan, we can assume $XXX additional for an estimate of $XXX and the borrower is showing us $XXX after our closing. This is a moot point however as this other transaction is still open and our closing funds have already cleared.	07/21/2025	Asset Qualification Meets Guideline Requirements	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134503	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134503	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134647	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/14/2025	Qualifying DTI below max allowed. - Resolving per XXX. Borrower has stable job time - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134647	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/14/2025	Qualifying DTI below max allowed. - Resolving per XXX. Borrower has stable job time - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134647	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/14/2025	Qualifying DTI below max allowed. - Resolving per XXX. Borrower has stable job time - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134732	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134732	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134732	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134734	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134734	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134734	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134620	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134620	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134620	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134623	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134623	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134623	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/13/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134621	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134621	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134621	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134624	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/14/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134624	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134624	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/16/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134625	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134625	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134625	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/10/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134622	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FCRE2109	Credit	Missing Lender Income Calculation Worksheet	Loan was qualified using XXX months bank statement deposits from XXX to XXX, however, the Loan file is missing income calculation worksheet to reconcile the income. income is subject to recalculation upon receipt of income worksheet.	Document Uploaded.	06/11/2025	Income calculation worksheet received. Exception Resolved.	06/12/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134622	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage or verification that loss of use also includes rent loss coverage.	Listed in the remarks section; Document Uploaded.	06/11/2025	Received Rent Los HOI. Exception Resolved.; Rent Loss Coverage Present	06/12/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134622	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/10/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134622	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/10/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134626	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134626	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134626	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134635	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/18/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134635	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134635	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134639	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134639	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134639	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/18/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134629	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134629	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134629	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134630	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134630	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134630	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134631	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134631	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134631	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134627	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/12/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134627	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134627	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134632	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134632	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134632	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/11/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134628	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134628	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134628	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/12/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134633	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134633	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134633	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/13/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134636	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134636	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134636	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134637	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage for the subject property.	Document Uploaded.	06/18/2025	Rent Loss Coverage not required. Exception resolved.	06/19/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134637	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/17/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134637	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/17/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134634	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/17/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant, downgraded to A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Informational	06/17/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134634	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/17/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134634	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/17/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134640	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/17/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134640	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/17/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134640	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/17/2025	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134773	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/04/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Deed of Trust was provided with missing the borrower's signature and notary page. Page XXX of XXX is missing	Document Uploaded.	04/10/2025	The Deed of Trust is Present and Complete; Page XXX of Deed of Trust with borrower's signature and notary information was received.	04/14/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1134773	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/07/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	TILA 130b Cure required: Cure of $XXX required for increase in credit reporting fee. COC provided insufficient reason for increase in fee. Please provide additional explanation as to increase or cure. Cure requires PCCD, LOE, and copy of refund check. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	04/10/2025	Cure package provided to borrower; exception downgraded to a 2 /B	04/12/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1134773	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1134769	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Acknowledged	FCRE1200	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX Loan amount of $XXX is less than the program minimum of $XXX	Document Uploaded.	04/11/2025	Received Approved lender exception request; XXX loans for this borrower. This is a foreign national borrower with XXX investment properties who does not have a current mortgage or rental history to provide. Additionally, the credit references are bank account references in XXX and the XXX References from his country of origin (the XXX) are not available. The borrower currently lives in XXX. The request is to allow all XXX loans to proceed without a mortgage history and using XXX bank references outside the country of origin. Second exception, loan amount below min XXX, loan amount XXX. Compensating factors: XXX months reserves greater than program requirement; DTI > XXX% below program requirement or DSCR > XXX; experienced investor.	04/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134769	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134769	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134769	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Lender exception pg XXX: XXX loans for this borrower- This is a foreign national borrower with XXX investment properties who does not have a current mortgage or rental history to provide. Additionally, the credit references are bank account references in XXX and the XXX. References from his country of origin (the XXX) are not available. The borrower currently lives in XXX. Comp factors include: XXX months reserves > program requirement; DTI > XXX% below program requirement or DSCR > XXX; Experienced Investor.			Lender exception pg XXX: XXX loans for this borrower- This is a foreign national borrower with XXX investment properties who does not have a current mortgage or rental history to provide. Additionally, the credit references are bank account references in XXX and the XXX References from his country of origin (the XXX) are not available. The borrower currently lives in XXX. Comp factors include: XXX months reserves > program requirement; DTI > XXX% below program requirement or DSCR > XXX; Experienced Investor.		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134775	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing			Borrower 1 XXX Credit Report is not missing.; Loan is DSCR – XXX credit report is not required.	04/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134775	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134775	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134775	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/07/2025	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Exception request: Accepting no housing or rental history for a foreign national Borrower. Compensating factors: XXX months reserves greater than program requirement, DSCR > XXX and experienced investor.			Accepting no housing or rental history for a foreign national Borrower. Compensating factors: 6 months reserves greater than program requirement, DSCR > XXX and experienced investor.		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1134618	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	04/21/2025	Resolved	92010178907-01	Credit	No Findings	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A
1134619	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134619	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1134619	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1143765	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1143765	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1143765	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/10/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1143766	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	06/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1143766	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	06/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1143766	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	06/10/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1143767	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1143767	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1143767	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: CDFI Lender Exempt	Loan Review Complete	06/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138959	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/25/2025	Acknowledged	FCRE1200	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX Lender exception in file for loan amount under XXX. Compensating factors - low Itv, min payment shock			Lender exception in file for loan amount under XXX. Compensating factors - low Itv, min payment shock	06/26/2025	Lender Compensating factors - low Itv, min payment shock	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1138959	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	06/26/2025	Lender Compensating factors - low Itv, min payment shock	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139034	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Bank statements from XXX through XXX were provided for Bank Statement Income. The Lender Income Calculator shows bank statements from XXX through XXX. Provide XXX through XXX bank statements from XXX #XXX. GL XXX	Client provided attached document in response.	07/18/2025	Income and Employment Meet Guidelines. Received copy of the asset statements for XXX through XXX. Re-reviewed and confirmed sufficient.; Document Uploaded.	07/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139034	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	finding-2962	Compliance	XXX AB 2XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX AB 2XXX higher-priced mortgage loan test. (XXX AB 2XXX, XXX Financial Code Division 1.9 4995(a))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	07/01/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139034	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/30/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	07/01/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139034	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/01/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	07/01/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138989	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/07/2025	Original LTV is Below the Guideline Maximum - Resolving per XXX. Original CLTV is Below the Guideline Maximum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138989	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/07/2025	Original LTV is Below the Guideline Maximum - Resolving per XXX. Original CLTV is Below the Guideline Maximum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138989	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/07/2025	Original LTV is Below the Guideline Maximum - Resolving per XXX. Original CLTV is Below the Guideline Maximum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139027	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139027	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139027	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139097	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/17/2025	Borrower has stable job time - Resolving per XXX. Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139097	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/17/2025	Borrower has stable job time - Resolving per XXX. Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139097	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/17/2025	Borrower has stable job time - Resolving per XXX. Qualifying FICO is Greater than the Guideline Minimum - Resolving per XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139071	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/16/2025	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Lender requires XXX months reserves at XXX% LTV. Lender asset list has $XXX cash to close however borrower needed $XXX cash to close.	Uploading updated ULAW with comp factors.	07/22/2025	Lender exception approval provided - Ok per XXX for being short on reserves, comp factors XXX FICO, borr S/E for XXX+ years, XXX% DTI, subject in C2 condition having only been built in XXX.	07/23/2025	Borrower has stable job time - XXX years Qualifying DTI below max allowed. - DTI is XXX% Qualifying FICO is Greater than the Guideline Minimum - FICO is XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139071	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/17/2025	Borrower has stable job time - XXX years Qualifying DTI below max allowed. - DTI is XXX% Qualifying FICO is Greater than the Guideline Minimum - FICO is XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139071	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/17/2025	Borrower has stable job time - XXX years Qualifying DTI below max allowed. - DTI is XXX% Qualifying FICO is Greater than the Guideline Minimum - FICO is XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1138969	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/21/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The HUD-1 in the file is not certified or signed. Provide the certified settlement statement/HUD-1.	Upploading signed Final Settlement Statement	07/23/2025	Property Title Issue Resolved	07/24/2025	Qualifying FICO is Greater than the Guideline Minimum	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138969	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/21/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138969	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138992	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/21/2025	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The vested owner, XXX. sold the subject to XXX as part of a double closing prior to the borrowers purchase from XXX. Provide the Deed from XXX to XXX	Uploading Deed from XXX to XXX	07/24/2025	Property Title Issue Resolved	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO is XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1138992	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/21/2025	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The Seller acquired the subject less than XXX days prior to the date of resale. Provide the settlement statement to reflect the resale price is less than XXX% of the original sales price. If the resale price exceeds XXX% a second appraisal is required. GL XXX	XXX Lending is using the purchase contract for the document of record to show the previous purchase price as $XXX, uploading for review.	07/25/2025	Property/Appraisal Meets Guidelines	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO is XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1138992	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/21/2025	Acknowledged	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Provide evidence individual signing as seller on the contract is an authorized signer for selling entity.	XXX PL to ask TPR to acknowledge/close finding as non-material.	07/22/2025	Acknowledged as 2/B grading per client request.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO is XXX	C	B	B	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1138992	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/21/2025	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The maximum CLTV for a DSCR < XXX is XXX%. A Lender exception is in the file. Compensating factors; high FICO and XXX year prepayment penalty.			Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The maximum CLTV for a DSCR < XXX is XXX%. A Lender exception is in the file. Compensating factors; high FICO and XXX year prepayment penalty.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO is XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1138992	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/21/2025	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% The maximum HLTV for a DSCR < XXX is XXX%. A Lender exception is in the file. Compensating factors; high FICO and XXX year prepayment penalty.			Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The maximum CLTV for a DSCR < XXX is XXX%. A Lender exception is in the file. Compensating factors; high FICO and XXX year prepayment penalty.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO is XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1138992	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/21/2025	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% The maximum LTV for a DSCR < XXX is XXX%. A Lender exception is in the file. Compensating factors; high FICO and XXX year prepayment penalty.			Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The maximum CLTV for a DSCR < XXX is XXX%. A Lender exception is in the file. Compensating factors; high FICO and XXX year prepayment penalty.	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO is XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1138992	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/22/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/22/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO is XXX	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1138963	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/24/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138963	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/24/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138963	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/24/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139104	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/23/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	07/24/2025	Original LTV is Below the Guideline Maximum - Compliant

Original CLTV is Below the Guideline Maximum - Compliant

Qualifying FICO is Greater than the Guideline Minimum - Compliant

																			Borrower has stable job time - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139104	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/23/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	07/24/2025	Original LTV is Below the Guideline Maximum - Compliant

Original CLTV is Below the Guideline Maximum - Compliant

Qualifying FICO is Greater than the Guideline Minimum - Compliant

																			Borrower has stable job time - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139104	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	07/24/2025	Original LTV is Below the Guideline Maximum - Compliant

Original CLTV is Below the Guideline Maximum - Compliant

Qualifying FICO is Greater than the Guideline Minimum - Compliant

																			Borrower has stable job time - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138986	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138986	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1138986	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139047	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/28/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Asset Depletion was calculated for the DTI. Provide a letter from the borrowers stating which accounts will be used for asset depletion.
														The XXX #XXX statement shows the account is part of the XXX and the borrower executer. Provide a copy of the will of XXX to confirm the borrower is not required to distribute the funds to additional individuals. GL's V & XXX	Uploading AD LOE.; Document Uploaded.	08/01/2025	Copy of XXX is not required. LOE in file from co-owner of acct# XXX allowing full access.; Income and Employment Meet Guidelines; Income and Employment Do Not Meet Guidelines	08/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139047	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/28/2025	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. The XXX # XXX XXX Statement is in the file for asset depletion. The most recent XXX months statements are required. Provide the XXX statement. Per GL XXX & V	Uploading XXX XXX account.; Document Uploaded.	08/01/2025	Asset Record 1 Meets G/L Requirements	08/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139047	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/28/2025	Resolved	FCRE1480	Credit	Asset 2 Does Not Meet Guideline Requirements	Asset Record 2 Does Not Meet G/L Requirements XXX XXX Statement is in the file for asset depletion. The most recent XXX months statements are required. Provide the XXX statement. Per GL XXX & V	Uploading XXX XXX account.; Document Uploaded.	08/01/2025	Asset Record 2 Meets G/L Requirements Or Not Applicable	08/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139047	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/28/2025	Resolved	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. The Underwriting Loan Approval Worksheet has the incorrect P&I. Provide the most recent ULAW with the correct subject P&I.	Uploading updated ULAW.; Document Uploaded.	08/01/2025	Approval/Underwriting Summary is fully present; Approval/Underwriting Summary Partially Provided.	08/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139047	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/28/2025	Resolved	FCRE1964	Credit	Missing income documentation	The borrowers paystub shows RSU received. Provide the vesting schedule from the employer (RSU must be from a publicly traded company). GL's V. RSU	Uploading Income calculation sheet removing the RSU and updated ULAW.	08/01/2025	XXX provided updated ULAW removing the RSU income.	08/04/2025	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139047	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/28/2025	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX The maximum loan amount for waived escrows is $XXX. An exception is in the file. Compensating factors are low LTV, low DTI, and length of employment.			Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX The maximum loan amount for waived escrows is $XXX. An exception is in the file. Compensating factors are low LTV, low DTI, and length of employment.	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139047	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139047	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/28/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1139018	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139018	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139018	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139015	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/28/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139015	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/28/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139015	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/28/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139006	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/28/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139006	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/28/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139006	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/28/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139028	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/28/2025	Original CLTV is Below the Guideline Maximum - Compliant Qualifying FICO is Greater than the Guideline Minimum - Compliant Original LTV is Below the Guideline Maximum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139028	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/28/2025	Original CLTV is Below the Guideline Maximum - Compliant Qualifying FICO is Greater than the Guideline Minimum - Compliant Original LTV is Below the Guideline Maximum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139028	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/28/2025	Original CLTV is Below the Guideline Maximum - Compliant Qualifying FICO is Greater than the Guideline Minimum - Compliant Original LTV is Below the Guideline Maximum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139031	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139031	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139031	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139032	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139032	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1139032	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	07/28/2025	Qualifying FICO is Greater than the Guideline Minimum - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1122547	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	5/20/2025	Resolved	9196708899	Credit	Sales Contract Missing or Defective	Missing purchase agreement for the subject transaction	XXX: Clear		XXX: Received	5/21/2025		D	B	D	A	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
1122547	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	5/20/2025	Acknowledged	9196709156	Credit	Excessive LTV Ratio	XXX% LTV > XXX% max allowed for purchase transaction in a declining market	XXX: Waived		XXX: Received	5/21/2025	DSCR XXX, months reserves XXX, FICO XXX	D	B	C	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
1122771	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/4/2025	Resolved	802504227912	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	6/4/2025		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1131769	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/10/2025	Resolved	902504227289	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	6/10/2025		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1131797	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/12/2025	Resolved	9366918046	Credit	Title Insurance Coverage - Inadequate Coverage	$XXX title insurance coverage < $XXX minimum coverage required.	XXX: Hazard		XXX: Received	6/13/2025		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1131797	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/12/2025	Resolved	9366912948	Credit	Note Missing or Defective	Prepayment penalty not allowed per guidelines. The state of XXX allows the following PPP: Allowed on loan amounts >$XXX and restricted to XXX% maximum. Loan amounts less than ≤ $XXX restricted to XXX% maximum. XXX-year PP is permitted. The PPP in file is XXX months at XXX% which is not allowed.	XXX: PPP		XXX: Received	7/16/2025		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1125078	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/17/2025	Resolved	802505229129	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	6/17/2025		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1131755	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/1/2025	Resolved	802504228118	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	7/1/2025		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1131792	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/1/2025	Resolved	9499692814	Credit	Closing Protection Letter Missing or Defective	Missing Closing Protection Letter (CPL)	XXX: uploaded		XXX: Received	7/8/2025		D	B	D	A	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
1131792	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/1/2025	Resolved	9499700374	Credit	Title Insurance Coverage - Inadequate Coverage	$XXX title insurance coverage < $XXX minimum coverage required	XXX: uploaded		XXX: Received	7/8/2025		D	B	C	A	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
1131792	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/1/2025	Acknowledged	9499705334	Credit	Closing Disclosure/Settlement Statement Missing or Defective	Escrow requirement not met. XXX FICO < XXX minimum FICO.	XXX: CRSE in file		XXX: CRSE in file	7/1/2025	LTV XXX%, XXXXX, FICO XXX, DSCR .XX	D	B	B	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
1131762	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/2/2025	Resolved	802505228801	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	7/2/2025		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1131754	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/14/2025	Resolved	802506229982	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	7/14/2025		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1131783	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	7/15/2025	Resolved	802506229603	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	7/15/2025		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1122773	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	6/4/2025	Resolved	802504228242	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	6/4/2025		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1091911	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/21/2024	Resolved	1534-1	CREDIT	VERIFICATION OR MORTGAGE MISSING OR DEFECTIVE	MISSING VERIFICATION OF MORTGAGE	XXX: UPLOADED	11/24/2024	XXX: RECEIVED	11/24/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1091911	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/5/2024	Resolved	1534-2	CREDIT	CLOSING DOCUMENTATION MISSING OR DEFECTIVE	MISSING LOAN AGREEMENT	XXX: UPLOADED	12/7/2024	XXX: RECEIVED COMMENT FROM LENDER REFLECTING NO LOAN AGREEMENT AVAILABLE	12/7/2024		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
1095267	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2025	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The borrower's and co-borrower's Final 1003 is missing the prior address. The Final 1003 only provides XXX months of residence history. Provide complete and signed Final 1003's for both borrower with a complete residence history.	Document Uploaded.	03/24/2025	The Final 1003 is Present	03/24/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1095267	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/17/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery. The credit report fee increased on the CD issued XXX without a valid reason.	Document Uploaded.	03/19/2025	Cure package provided to the borrower; exception downgraded to a 2/B	03/19/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1095267	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	03/17/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1095272	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/17/2025	Acknowledged	FCRE5790	Credit	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	The Gap Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. The lender requires a Gap Report within XXX days of the closing. The Gap credit report in file is dated XXX which is greater than XXX days from XXX Note date. Provide a Gap credit report that is dated within XXX days of the closing date.	Document Uploaded.	03/20/2025	Lender Exception for XXX days on gap report vs. XXX approved by XXX on XXX.	03/21/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1095272	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	03/19/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1095272	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	03/19/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1112261	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan with established escrows and appraisal requirement met. Downgraded			HPML Compliant	03/21/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1112261	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	03/21/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1112261	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2025	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. XXX in the file cites this exception and approval is granted.					Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1112262	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			HPML Compliant	03/21/2025	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1112262	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	03/21/2025	Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1112262	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	03/19/2025	Acknowledged	FCRE9068	Credit	Borrower does not meet residual income requirement	Residual income of $XXX does not meet guideline minimum of $XXX. CRSE in the file cites this exception and approval is granted					Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1115369	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2025	Resolved	FCOM1544	Compliance	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure Only CD in file is dated XXX, unable to determine if a CD was provided to the borrower at consummation.	Document Uploaded.	04/08/2025	TRID: Final Closing Disclosure Provided	04/08/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1115369	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	Document Uploaded.	04/08/2025	Evidence of eConsent is provided.	04/08/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1115369	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2025	Resolved	FCRE1183	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. the Credit Risk Summary which is required by guidelines was not included in the loan file.	Document Uploaded.	04/08/2025	Approval/Underwriting Summary is fully present; Material Finding	04/08/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	B	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1115369	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	04/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	04/04/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	B	A	A	A	D	A	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	D	B	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1122530	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	05/30/2025	Resolved	FCRE3472	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Per Lender Guideline XXX and overdraft activity must be reviewed for acceptability. The business bank statements reflect XXX overdrafts in a XXX month period. Guideline XXX and Overdraft Activity must be reviewed for acceptability. Documentation type XXX months-NSF and Overdraft Activity - Max XXX allowed. The Credit Risk and Exception Approval does not state that NSF//Overdrafts have been reviewed for acceptability. The Overdraft activity does not meet the Lender's Guideline.	Document Uploaded. pls see updated 1008 in the UW comment section	06/04/2025	Overdraft/NSF count within tolerance.	06/05/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1122530	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	05/30/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	06/02/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1122530	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	05/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	06/02/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124180	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert Missing tax cert with proposed taxes	Document Uploaded. ; Document Uploaded.	06/16/2025	Property Tax Cert Provided; The tax bill attached does not match the amount used to qualify. Please provide the documentation to verify the tax amount of $XXX/mo used to qualify. Thank you.	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124180	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Rescinded	FPRO0383	Property	FEMA Post Disaster Inspection Report not Provided	The subject property is a FEMA disaster case; however, the inspection report was not provided. Missing comments from appraiser or disaster cert	Document Uploaded.	06/12/2025				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124180	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	06/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124182	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	06/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124182	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	06/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124182	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/12/2025	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. There's no evidence of the initial CD issued XXX in the loan file.	Document Uploaded.	06/16/2025	Initial CD provided; exception resolved; Initial CD provided; exception resolved	06/16/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124199	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/13/2025	Acknowledged	FCRE2502	Credit	Transaction is not arm's length	B1 is the COO of the originating lender. Per guidelines, "Owners, employees or family members of the origination lender" are considered to be non-arm's length borrowers which "are not allowed" without an appraisal review. Said review is not found in the file.	Document Uploaded. Uploaded CRSE for exception + CDA.	06/19/2025	Non Arms Length transaction (borrower works for originating broker) approved by XXX on XXX	06/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
1124199	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/12/2025	Cured	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Tolerance violation in the amount of $XXX is due to Increase from $XXX to $XXX for the Appraisal Fee on CD XXX. COC provided on pages XXX and XXX do not provide sufficient reason for increase	Document Uploaded. Uploaded cure docs.	06/18/2025	Cure package provided to the borrower; exception downgraded to a 2/B	06/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
1124199	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/13/2025	Rescinded	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The income and liabilities in file resulted in a DTI that exceeded XXX%	Document Uploaded. I have uploaded the underwriter's 1008 and 1003. Please let me know where the discrepancy is. Thank you.	06/16/2025				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
1122790	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/13/2025	Acknowledged	FCRE5790	Credit	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. Gap report is XXX days prior to closing	Document Uploaded. Uploaded CRSE.	06/16/2025	Lender exception for gap report dated XXX days before closing vs. XXX approved by XXX on XXX	06/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1122790	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1122790	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1122790	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/13/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	06/16/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1122760	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Rescinded	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Missing VVOE dated XXX days within closing date	Document Uploaded. Uploaded XXX day VOE.	06/19/2025	VVOE within XXX days of Note on page XXX. Condition rescinded.	06/20/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1122760	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	06/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1122760	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	06/18/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124178	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/16/2025	Resolved	FCRE7495	Credit	Verification of Borrower Liabilities Missing or Incomplete	The borrowers stated that they had a 2nd lien loan pending on their primary residence. The payment amount for that debt has not been verified. A copy of the executed note is required.	Document Uploaded.	06/17/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124178	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	06/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1124178	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	06/16/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125088	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Information Only	06/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125088	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Information Only	06/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125088	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Information Only	06/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125083	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/19/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Information Only	06/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125083	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Information Only	06/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125083	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/19/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Information Only	06/20/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125108	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/24/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	06/26/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125108	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/24/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	06/26/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125108	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/24/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	06/26/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125110	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	06/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125110	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	06/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1125110	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	06/25/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	06/26/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131784	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/30/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Document Uploaded. Document Uploaded.	Typographical error on address per Lender. See attached LOX. Condition cleared.; Due to the various times the Borrower references XXX and that there is an Amortization Schedule for XXX in file, please provide a letter of explanation from the Borrower regarding the discrepancy. Thank you.; Missing Taxes and Insurance for property located at XXX (documentation in file for XXX, however, missing for XXX).	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131784	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/30/2025	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The final 1003 reflects a property located at XXX and there are taxes and insurance documented. However, there appears to be another property owned by the Borrower located at XXX that is referenced by an LOE and Amortization schedule in file. Please provide an updated 1003 reflecting both properties or documentation to confirm they are one in the same.	Document Uploaded. ; Document Uploaded.	07/16/2025	The Final 1003 is Present; Due to the various times the Borrower references XXX and that there is an Amortization Schedule for XXX in file, please provide a letter of explanation from the Borrower regarding the discrepancy. Thank you.	07/17/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131784	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/30/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing re-verification of Borrower's business dated within XXX days of Note date of XXX	Document Uploaded.	07/08/2025	Income and Employment Meet Guidelines	07/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131784	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131784	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	06/30/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131784	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% Cash out of more than $XXX limits the approved LTV/CLTV maximum to XXX%. Lender approved the exception citing XXX credit score, XXX% DTI, XXX months reserves, residual income of $XXX/mo and XXX years in business as compensating factors.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131784	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% Cash out of more than $XXX limits the approved LTV/CLTV maximum to XXX%. Lender approved the exception citing XXX credit score, XXX% DTI, XXX months reserves, residual income of $XXX/mo and XXX years in business as compensating factors.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131784	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Cash out of more than $XXX limits the approved LTV/CLTV maximum to XXX%. Lender approved the exception citing XXX credit score, XXX% DTI, XXX months reserves, residual income of $XXX/mo and XXX years in business as compensating factors.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131784	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	06/27/2025	Acknowledged	FCRE1492	Credit	Cash Out Does Not Meet Guideline Requirements	Cash Out Does Not Meet Guideline Requirements Maximum cash out is $XXX if LTV > XXX%. Lender exception approved by XXX on XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131764	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/07/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131764	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/02/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/07/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131764	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/07/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131760	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/17/2025	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: XXX project is listed as Non-Warrantable on the Lender loan approval. Per Platinum matrix, Non Warrantable XXXs are ineligible.	Document Uploaded.	07/22/2025	Investor granted an exception for non-warrantable XXX.	07/23/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1131760	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The Lender requires a Verbal Verification of Employment completed within XXX days of the closing. The file is missing the required Verbal Verification of Employment.	Document Uploaded.	07/08/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided	07/09/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1131760	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	07/07/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1131760	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	07/07/2025	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1131778	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/07/2025	Rescinded	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Document Uploaded.			Credit supplement in file reflected payment included taxes and insurance and Lender used higher payment from XXX report. LOE in file on page XXX confirmed no HOA on any property. Condition rescinded.; Missing verification of taxes, insurance, and/or HOA fees for XXX. Per Final 1003 the Monthly Mortgage Payment is $XXX. Provide proof the reported monthly mortgage payment includes escrows for taxes and insurance or provide proof of insurance if the property is not escrowed. Taxes are reported on the Fraud Report.	07/11/2025		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131778	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131753	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Acknowledged	FCRE5790	Credit	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	The XXX Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX) on the Note Info card as found on the Note page. Please make appropriate corrections. The Gap Credit Report pull date: (XXX) on the Credit Scores card, as found on the Credit Liabilities page must be inside XXX-days of consummation date: (XXX). XXX credit report is not within XXX days of Consummation.	Document Uploaded.	07/10/2025	Lender exception for XXX report >XXX days prior to closing approved by investor on XXX	07/11/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131753	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/03/2025	Resolved	FCOM5556	Compliance	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (FACTA). Document Required: Missing Credit Score Disclosure (FACTA)	Document Uploaded.	07/10/2025	FACTA Credit Score Disclosure is provided.	07/10/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131753	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	07/09/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131793	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	07/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131793	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	07/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131793	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	07/09/2025	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131799	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131799	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	07/14/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131799	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/10/2025	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment shock of XXX% is acknowledged by the lender as exceeding the XXX% threshold. The lender cited XXX FICO score, XXX months reserves, $XXX/mo residual income, XXX% LTV, XXX and extensive history of managing multiple properties simultaneously as the compensating factors.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1131781	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/15/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing The Lender requires a Verbal Verification of Employment completed within XXX (XXX) days of the note date. The file is missing the required Verbal Verification of Employment for the Co-borrower. Provide a Verbal Verification of Employment completed within XXX days of the Note date for the Co-borrower.	Document Uploaded. Uploaded VVOE for B2.	07/21/2025	Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	07/22/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131781	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	07/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	07/15/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131751	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/14/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The loan file does not contain a 3rd party VOE dated within XXX days of closing. The most recent VOE for Borrower is dated XXX and the loan closed on XXX. Please provide a 3rd party VOE dated within XXX days of closing.	Document Uploaded. Uploaded SOS.	07/21/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided	07/22/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131751	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	07/15/2025	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131782	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/15/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131782	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/15/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131782	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	07/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131777	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/16/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	07/17/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131777	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/16/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	07/17/2025	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131763	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/21/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The loan file does not contain a 3rd party VVOE dated within XXX days of the note date. The loan file contains multiple sources that verify the establishment of the Borrower's business. However, none were dated within XXX days of the note date. Please provide a 3rd party VVOE dated within XXX days of the note date.	Document Uploaded.	07/23/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided	07/24/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131763	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/18/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	07/21/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1131763	XXXXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/18/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	07/21/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A